Commitments and Contingencies (Details Narrative) - Shangchi Automobile [Member] - USD ($)		1 Months Ended	6 Months Ended
	Dec. 15, 2021	Mar. 23, 2021	Jun. 30, 2024
Debt Dispute Commitment Amount		$ 1,600,000
Settlement awarded	$ 1,200,000
Restricted cash			$ 28,979
Cash Remaining Frozen Bank Balance			22,548,000,000
Accrued interest			$ 800,000